UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Triage Capital LF Group, LLC

Address:  401 City Avenue
          Suite 800
          Bala Cynwyd, Pennsylvania 19004

13F File Number: 28-11155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Leon Frenkel
Title:  Managing Member
Phone:  (610) 668-0404


Signature, Place and Date of Signing:

/s/ Leon Frenkel             Bala Cynwyd, Pennsylvania       November 14, 2006
-----------------------     ---------------------------    ---------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        18

Form 13F Information Table Value Total:   $32,101
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE

                              TITLE OF                       VALUE       SHRS OR  SH/ PUT/  INVSMT   OTHR        VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP       (X$1000)     PRN AMT  PRN CALL  DSCRTN   MGRS      SOLE     SHARED  NONE

ALTRIA GROUP INC              COM               02209S103   2,373        31,000   SH         SOLE    NONE      31,000
CONSECO INC                   COM NEW           208464883     290        13,800   SH         SOLE    NONE      13,800
GENITOPE CORP                 COM               37229P507     293       100,400   SH         SOLE    NONE     100,400
INTEGRATED ELECTRICAL SVC     COM               45811E301     900        56,919   SH         SOLE    NONE      56,919
IONATRON INC                  COM               462070103     577       120,000   SH         SOLE    NONE     120,000
MIRANT CORP NEW               COM               60467R100   6,034       220,931   SH         SOLE    NONE     220,931
MIRANT CORP NEW               *W EXP 01/03/201  60467R126     879        83,092   SH         SOLE    NONE      83,092
NEW CENTURY FINANCIAL CORP M  COM               6435EV108     814        20,700   SH         SOLE    NONE      20,700
PIONEER NAT RES CO            COM               723787107     945        24,150   SH         SOLE    NONE      24,150
RETAIL VENTURES INC           COM               76128Y102     308        20,000   SH         SOLE    NONE      20,000
RTI INTL METALS INC           COM               74973W107   2,872        65,900   SH         SOLE    NONE      65,900
SOUTHERN UN CO NEW            COM               844030106   1,458        55,200   SH         SOLE    NONE      55,200
SPDR TR                       UNIT SER 1        78462F103   4,675        35,000   SH         SOLE    NONE      35,000
ULTRA PETROLEUM CORP          COM               903914109     664        13,800   SH         SOLE    NONE      13,800
USG CORP                      COM NEW           903293405   2,531        53,800   SH         SOLE    NONE      53,800
VALERO ENERGY CORP NEW        COM               91913Y100   1,847        35,890   SH         SOLE    NONE      35,890
VENDINGDATA CORPORATION       COM NEW           92261Q202   2,744     1,084,776   SH         SOLE    NONE   1,084,776
WALTER INDS INC               COM               93317Q105   1,898        44,460   SH         SOLE    NONE      44,460

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